Unaudited Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Millions	Total	Common shares	Treasury shares	Additional paid in capital	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2020		109,429,495
Beginning balance at Dec. 31, 2020	$ 1,036.8	$ 11.0	$ (26.2)	$ 1,947.2	$ (895.2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)		27,058,824
Issue of common shares	46.0	$ 2.8		43.2
Equity issuance costs	(1.2)			(1.2)
Share based compensation (in shares)		275,131
Share-based compensation	0.7		10.4	(9.7)
Total comprehensive loss	(54.4)				(54.4)
Ending balance (in shares) at Mar. 31, 2021		136,763,450
Ending balance at Mar. 31, 2021	1,027.9	$ 13.8	(15.8)	1,979.5	(949.6)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation	0.2			0.2
Total comprehensive loss	(59.9)				(59.9)
Ending balance (in shares) at Jun. 30, 2021		136,763,450
Ending balance at Jun. 30, 2021	968.2	$ 13.8	(15.8)	1,979.7	(1,009.5)
Beginning balance (in shares) at Dec. 31, 2021		136,811,842
Beginning balance at Dec. 31, 2021	889.9	$ 13.8	(13.7)	1,978.0	(1,088.2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)		14,840,323
Issue of common shares	35.2	$ 1.5		33.7
Equity issuance costs	(1.1)			(1.1)
Share-based compensation	0.3			0.3
Total comprehensive loss	(51.3)				(51.3)
Ending balance (in shares) at Mar. 31, 2022		151,652,165
Ending balance at Mar. 31, 2022	873.0	$ 15.3	(13.7)	2,010.9	(1,139.5)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares (in shares)		843,010
Issue of common shares	3.7	$ 0.1		3.6
Equity issuance costs	(0.1)			(0.1)
Share-based compensation	0.2			0.2
Total comprehensive loss	(165.3)				(165.3)
Ending balance (in shares) at Jun. 30, 2022		152,495,175
Ending balance at Jun. 30, 2022	$ 711.5	$ 15.4	$ (13.7)	$ 2,014.6	$ (1,304.8)